SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [X]; Amendment Number: 2
                                               ----------------
   This Amendment (Check only one.): [X] is a restatement.
                                     [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Invus Public Equities Advisors, L.L.C.
Address: 750 Lexington Avenue, 30th Fl.
         New York, New York 10022

Form 13F File Number: 28-11522

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Khalil Barrage
Title: Vice President, Secretary and Treasurer
Phone: (212) 317-7520

Signature, Place, and Date of Signing:


    /s/ Khalil Barrage          New York, New York          August 16, 2010
--------------------------  -------------------------  -------------------------
        [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         FORM 13F SUMMARY PAGE Report

Summary:

Number of Other Included Managers:             0
                                        -------------
Form 13F Information Table Entry Total:       47
                                        -------------
Form 13F Information Table Value Total:    $437,621 (thousands)
                                        -------------

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

FORM 13F INFORMATION TABLE
Invus Public Equities Advisors LLC
Report for the quarter ending June 30, 2010

COLUMN 1                      COLUMN 2              COLUMN 3        COLUMN 4         COLUMN 5
--------                      --------              --------        --------         --------

NAME OF ISSUER                TITLE OR CLASS        CUSIP           VALUE (x$1000)   PRN

ACORDA THERAPEUTICS INC        COM                  00484M106       38,888           1,250,000          SH
ALEXION PHARMACEUTICALS INC    NOTE                 15351109        38,393             750,000          SH
ANTIGENICS INC DEL             NOTE                 37032109           487             600,000          SH
AUXILIUM PHARMACEUTICALS INC   COM                  05334D107       40,185           1,710,000          SH
AVANIR PHARMACEUTICALS INC     CL A NEW             05348P401        5,140           2,000,000          SH
BAIDU INC                      SPON ADR REP A       56752108         1,702              25,000          SH
BANK OF AMERICA CORPORATION    COM                  60505104         7,185             500,000          SH
BEAZER HOMES USA INC           COM                  07556Q105          998             275,000          SH
CHARM COMMUNICATIONS INC       ADR                  16112R101           89              11,790          SH
CISCO SYS INC                  COM                  17275R102       10,655             500,000          SH
CROWN CASTLE INTL CORP         COM                  228227104        9,315             250,000          SH
EXPRESS SCRIPTS INC            COM                  302182100       16,457             350,000          SH
FREEPORT-MCMORAN COPPER & GO   COM                  35671D857        5,617              95,000          SH
GOLDMAN SACHS GROUP INC        COM                  38141G104        9,189              70,000          SH
GOOGLE INC                     CL A                 38259P508       32,259              72,500          SH
ISHARES INC                    MSCI BRAZIL          464286400        6,183             100,000          SH
ITAU UNIBANCO HLDG SA          SPON ADR REP PFD     465562106       12,607             700,000          SH
JARDEN CORP                    COM                  471109108        2,687             100,000          SH
LEXICON PHARMACEUTICALS INC    COM                  528872104        4,981           3,891,108          SH
MARTIN MARIETTA MATLS INC      COM                  573284106       11,873             140,000          SH
MASTERCARD INC                 CL A                 57636Q104        5,986              30,000          SH
METLIFE INC                    COM                  59156R108       15,104             400,000          SH
MGIC INVT CORP WIS             COM                  552848103        4,134             600,000          SH
MINDRAY MEDICAL INTL LTD       SPON ADR             602675100       10,212             325,000          SH
NCR CORP NEW                   COM                  62886 E108       5,757             475,000          SH
NEKTAR THERAPEUTICS            COM                  640268108       16,355           1,350,000          SH
ONYX PHARMACEUTICALS INC       COM                  683399109        7,557             350,000          SH
ORACLE CORP                    COM                  68389X105        4,292             200,000          SH
PMI GROUP INC                  COM                  69344M101        2,467             850,000          SH
PPL CORP                       COM                  69351T106        4,990             200,000          SH
PRE PAID LEGAL SVCS INC        COM                  740065107        1,137              25,000          SH
PRIMUS TELECOMMUNICATIONS GR   MTG                  741929AN3           33           2,000,000          SH
QUALCOMM INC                   COM                  747525103       16,420             500,000          SH
POLO RALPH LAUREN CORP         CL A                 731572103        5,472              75,000          SH
RESEARCH IN MOTION LTD         COM                  7760975102       3,941              80,000          SH
TRANSITION THERAPEUTICS INC    COM NEW              893716209        3,085             976,300          SH
VISA INC                       COM CL A             92826C839       14,150             200,000          SH
WELLS FARGO & CO NEW           COM                  949746101       21,120             825,000          SH
CITIGROUP INC                  UNIT 99/99/9999      172967416        4,859              43,000          SH
MICROVISION INC DEL            *W EXP 07/23/201     594960163          198             360,515          SH
All America Logistica S A      COM                  B06QT37          1,184             150,000          SH
Amil Participacoes SA          COM                  B28R2K6            815             100,000          SH
BM&F Bovespa SA                COM                  B2RHNV9          1,290             200,000          SH
Diagnosticos Da America SA     COM                  B03WBK9         12,230           1,294,700          SH
Duratex SA                     COM                  B27WY88          5,015             550,000          SH
Fleury SA                      COM                  B4X4D29         11,115           1,000,000          SH
PDG Realty SA                  COM                  B1N9YL9          3,813             450,000          SH